Patent Finance Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Current and Long-Term Portions of Obligations

The current and long-term portions of these obligations are reflected as follows:

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2016
Patent rights finance obligation, due June 18, 2023	$14,000	$(185)	$13,815
Patent finance obligation, due August 18, 2018	9,722	(390)	9,332
	23,722	(575)	23,147
Current portion			(10,372)
			$12,775

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2015
Patent rights finance obligation, due June 18, 2023	$14,000	$(364)	$13,636
Patent finance obligation, due August 18, 2018	15,277	(933)	14,344
	29,277	(1,297)	27,980
Current portion			(8,085)
			$19,895

Schedule of Payments Expected	Payments are expected to be as follows:
2017	10,556
2018	11,166
2019	2,000
$23,722